COLUMBIA FUNDS SERIES TRUST I

Columbia Federal Securities Fund

(the “Fund”)

Supplement dated September 30, 2010 to the Prospectuses

dated January 1, 2010, as supplemented

Effective October 1, 2010, all references to Colin Lundgren as Portfolio Manager of the Fund are deleted.

Shareholders should retain this Supplement for future reference.

C-1206-4 A (9/10)

COLUMBIA FUNDS SERIES TRUST I

Columbia Federal Securities Fund

(the “Fund”)

Supplement dated September 30, 2010 to the

Statement of Additional Information dated January 1, 2010, as supplemented

Effective October 1, 2010, all references to Colin Lundgren as Portfolio Manager of the Fund are deleted.

Shareholders should retain this Supplement for future reference.

C-6521-1 A (9/10)

COLUMBIA FUNDS SERIES TRUST I

Columbia Connecticut Tax-Exempt Fund

(the “Fund”)

Supplement dated September 30, 2010 to the

Statement of Additional Information dated September 27, 2010, as supplemented

Effective October 1, 2010, the section entitled “Investment Advisory and Other Services” is revised as follows:

1.	All references to Kimberly Campbell as Portfolio Manager of the Fund are deleted.

2.	The following is added to the table under the heading “Portfolio Manager(s)”:

Portfolio Manager	Fund(s)
Catherine Stienstra	Columbia Connecticut Tax-Exempt Fund

3.	The following is added to the table under the heading “Performance Benchmarks”:

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group
Catherine Stienstra	Columbia Connecticut Tax-Exempt Fund	Barclays Capital Municipal Bond Index	Lipper Connecticut Municipal Debts Classification (CT Tax-Exempt Fund)

4.	The following is added to the table under the heading “Portfolio Manager(s) Information”:

Other Accounts Managed (excluding the Fund)

For the Fund with fiscal year ending October 31

Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Securities in the Fund Beneficially Owned	Structure of Compensation (described in next subsection)
Connecticut Tax-Exempt Fund[1]	Catherine Stienstra	11 RICs 0 PIVs 12 other accounts	$4.42 billion $0 $6.68 billion	None	None	(2)

*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
[1]	Account information as of August 31, 2010

Shareholders should retain this Supplement for future reference.

C-6520-2 A (9/10)

COLUMBIA FUNDS SERIES TRUST I

Columbia California Tax-Exempt Fund

(Class A, Class B, Class C and Class Z Shares)

Columbia Connecticut Tax-Exempt Fund

(Class A, Class B, and Class C Shares)

Columbia Massachusetts Tax-Exempt Fund

(Class A, Class B, and Class C Shares)

Columbia New York Tax-Exempt Fund

(Class A, Class B and Class C Shares)

(the “Funds”)

Supplement dated September 30, 2010 to the Prospectuses

dated March 1, 2010, as supplemented

Effective October 1, 2010, the table in the section of the Prospectuses entitled “Investment Adviser and Portfolio Manager(s) - Portfolio Manager” is deleted in its entirety and replaced with the following disclosure:

Catherine Stienstra

Manager. Service with the Fund since 2010.

Effective October 1, 2010, the table in the section of the Prospectuses entitled “Management of the Fund – Portfolio Manager” is deleted in its entirety and replaced with the following disclosure:

Catherine Stienstra

Manager. Service with the Fund since 2010.

Director and Senior Portfolio Manager of the Adviser; associated with the Adviser as an investment professional since 2007. Sector Leader of the Adviser’s Municipal Bond Team from 2007 to 2010. Prior to 2007, Ms. Stienstra was employed by FAF Advisors, Inc. (formerly USBancorp Asset Management) from 1998 to 2007, where she was a Director and Senior Portfolio Manager. Ms. Stienstra began her investment career in 1988 and earned a B.A. from the University of Nebraska.

Shareholders should retain this Supplement for future reference.

C-1006-1 A (9/10)

COLUMBIA FUNDS SERIES TRUST I

Columbia California Tax-Exempt Fund

Columbia Massachusetts Tax-Exempt Fund

Columbia New York Tax-Exempt Fund

(the “Funds”)

Supplement dated September 30, 2010 to the

Statement of Additional Information dated March 1, 2010, as supplemented

Effective October 1, 2010, the section entitled “Investment Advisory and Other Services – The Advisor and Investment Advisory Services” is revised as follows:

1.	All references to Kimberly Campbell as Portfolio Manager of the Funds are deleted.

2.	The following is added to the table under the heading “Portfolio Manager(s) of the Advisor”:

Portfolio Manager	Fund(s)
Catherine Stienstra	CA Tax-Exempt Fund MA Tax-Exempt Fund NY Tax-Exempt Fund

3.	The following is added as the last paragraph under the heading “Investment Advisory and Other Services – The Advisor and Investment Advisory Services - Portfolio Managers - Compensation - Compensation of Legacy RiverSource Investments Portfolio Managers”:

For Ms. Stienstra, the annual cash bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to applicable benchmarks or the relevant peer group universe. Senior management of the Adviser has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager’s bonus paid from this portion of the bonus pool based on his/her performance as an employee. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team.

4.	The following is added to the table under the heading “Performance Benchmarks”:

Portfolio Manager	Primary Benchmark(s)	Peer Group(s)
Catherine Stienstra

Barclays Capital Municipal
Bond Index

(CA Tax-Exempt Fund,

MA Tax-Exempt Fund,

NY Tax-Exempt Fund)

and

Barclays Capital California
Municipal Bond Index

(CA Tax-Exempt Fund)

Barclays Capital New York
Municipal Bond Index

(NY Tax-Exempt Fund)

Lipper California Municipal Debts
Classification

(CA Tax-Exempt Fund)

Lipper Massachusetts Municipal Debts
Classification

(MA Tax-Exempt Fund)

Lipper NY Municipal Debts Classification

(NY Tax-Exempt Fund)

5.	The following is added to the table under the heading “Other Accounts Managed by the Portfolio Manager(s)”:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Catherine Stienstra(a) *	11	$4.42 billion	0	0	12	$6.68 billion
Catherine Stienstra(b) *	11	$4.42 billion	0	0	12	$6.68 billion
Catherine Stienstra(c) *	11	$4.42 billion	0	0	12	$6.68 billion

(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than CA Tax-Exempt Fund.
(b)	“Other SEC-registered open-end and closed-end funds” represents funds other than MA Tax-Exempt Fund.
(c)	“Other SEC-registered open-end and closed-end funds” represents funds other than NY Tax-Exempt Fund.
*	Account information is provided as of August 31, 2010

6.	The following is added to the table under the heading “Other Accounts Managed by the Portfolio Manager(s) for which the Advisory Fee is Based on Performance”:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Catherine Stienstra(a) *	0	$0	0	$0	0	$0
Catherine Stienstra(b) *	0	$0	0	$0	0	$0
Catherine Stienstra(c) *	0	$0	0	$0	0	$0

(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than CA Tax-Exempt Fund.
(b)	“Other SEC-registered open-end and closed-end funds” represents funds other than MA Tax-Exempt Fund.
(c)	“Other SEC-registered open-end and closed-end funds” represents funds other than NY Tax-Exempt Fund.
*	Account information is provided as of August 31, 2010

7.	The following is added to the table under the heading “Portfolio Manager Ownership of the Funds”:

Portfolio Manager	Fund(s)	Dollar Range of Equity Securities in the Fund Beneficially Owned
Catherine Stienstra*	CA Tax-Exempt Fund	None
Catherine Stienstra*	MA Tax-Exempt Fund	None
Catherine Stienstra*	NY Tax-Exempt Fund	None

*	Account information is provided as of August 31, 2010

Shareholders should retain this Supplement for future reference.

C-6520-1 A (9/10)